Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Summary of Property and equipment

	2012	2011	Estimated Useful Lives in Years

Equipment	$11,462,582	$8,872,722	3-7
Leasehold improvements	1,906,785	760,111	2-5
Furniture & fixtures	709,574	512,996	7
Computer hardware	1,926,329	1,495,513	3
Computer software	2,547,215	1,308,976	2-3
Assets not yet placed in service	343,769	344,394	—

Subtotal	18,896,254	13,294,712
Less accumulated depreciation and amortization	(10,289,435)	(6,652,983)

Property and equipment, net	$8,606,819	$6,641,729

Property and equipment under capital leases

	2012	2011
Equipment	$6,373,575	$5,421,526
Furniture & fixtures	211,797	191,053
Computer hardware	1,221,753	1,024,969
Computer software	131,894	227,831
Leasehold Improvements	134,327	233,386
Assets not yet placed in service	—	—

Subtotal	8,073,346	7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)

Property and equipment under capital leases, net	$4,162,896	$4,480,690